PROPERTY, EQUIPMENT AND SOFTWARE	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
PROPERTY, EQUIPMENT AND SOFTWARE

9. PROPERTY, EQUIPMENT AND SOFTWARE

As of December 31, 2025 and 2024, property, equipment and software consist of:

	December 31,
	2025	2024
Office buildings	$3,997,682	$3,831,577
Electronic equipment, furniture and fixtures	3,925,955	2,966,868
Media display equipment	943,864	904,646
Purchased software	9,355,192	8,149,803
Motor vehicle	11,770	-
	18,234,463	15,852,894
Less: accumulated depreciation	(12,564,247)	(10,298,566)
Property, equipment and software, net	$5,670,216	$5,554,328

Depreciation expense for the year ended December 31, 2025, 2024, and 2023 were approximately $1.6 million, $2.0 million and $2.5 million for continuing operations, and -0- million, -0- million and $0.5 million for discontinued operations, respectively.

Management regularly evaluates property, equipment and software for impairment, if an event occurs or circumstances change that would potentially indicate that the carrying amount of the property, equipment and software exceeded its fair value.

Company’s office buildings, with net carrying value of approximately $2.4 million, are used as collateral for its bank loans.

TAOPING INC.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS